SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
ATM Program

During the period from April 1, 2025 to June 30, 2025, the Company sold 1,422,423 Common Shares, at an average price of US$7.36 per Common Share, for aggregate gross proceeds of US$10,465, through its 2025 ATM Program.
Convertible Debentures

On June 30, 2025, the Company entered into a securities purchase agreement (the “SPA”) with High Trail Special Situations LLC (“High Trail”), pursuant to which the Company agreed to issue to High Trail up to US$500,000 of unsecured convertible debentures (the “Convertible Debentures”). The sale and issuance of US$50,000 principal amount of Convertible Debentures was completed on June 30, 2025.

The Convertible Debentures have a two-year term (the “Convertible Debenture Term”). The Company is to pay guaranteed interest equal to 11% of the amount issued for the Convertible Debenture Term (the equivalent of 5.5% per annum). Such interest is to be pre-paid on closing. Upon the occurrence of an event of default, interest would increase to 18% per annum on the outstanding principal balance.

Subject to the terms of the SPA and the Convertible Debentures, High Trail is to be entitled to convert the principal amount of, and accrued and unpaid interest, if any, in whole or in part, from time to time, into Common Shares at a conversion price per Common Share equal to the lower of (a) 130% of the volume weighted average price (“VWAP”) of the Common Shares on the day prior to the initial issuance of the Convertible Debentures, or (b) the VWAP of the Common Shares during the five trading days immediately prior to conversion.

The Company, in its sole discretion, may prepay any outstanding amount under the Convertible Debentures, in whole or in part, in cash by providing High Trail with advance written notice at least five trading days prior to such prepayment. The prepayment is to include, (i) if paid during the first year after closing, a 5% premium on the amount of the prepayment or (ii) if paid during the second year after closing, a 3% premium on the amount of the prepayment.
The terms of the Convertible Debentures restrict the conversion of Convertible Debentures by High Trail if such a conversion or exercise would cause High Trail, together with any affiliate thereof, to beneficially own in excess of 4.99% of the number of Common Shares outstanding immediately after giving effect to such conversion.